Discontinued operations	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Discontinued Operations
Discontinued operations

27. Discontinued operations

Winview

During the fourth quarter of fiscal 2022, The Company executed a plan to discontinue operating the Winview business, following a strategic decision to focus the Company’s resources on the key revenue streams of software-as-a-service and advertising. Winview was previously part of the Company’s Gaming segment.

Accordingly, WinView results for the current and comparative periods have been presented as discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss. Winview revenue was previously categorized as Direct to consumer.

During the year ended August 31, 2020, the Company conducted a comprehensive review of its forecasts, considering various factors, including changes in market conditions and business outlook. The outcome of this review led to a revision of the forecasts associated with Winview.

As a result of the revised forecasts, the company recognized impairment losses on intangible assets as of August 31, 2020. This impairment reflects the updated assessment of the recoverable amounts, which are now lower than the carrying amounts.

The impairment losses recognized have been recognized in the consolidated statement of loss and comprehensive loss. During the years ended August 31, 2020, 2021 and 2022, the Company recognized patent impairment expense amounting to $6,503,483, $705,331 and $800,231, respectively. As the resulting fair value less cost of disposal was determined to be $0, the impairment losses were limited to the lesser of the carrying value of the Winview CGU or the intangible assets as of each measurement date.

The Company also recorded impairment losses of $136,331 to write down the right of use asset to fair value less costs of disposal, the remaining book value of these assets is $0 (Notes 14 and 15). These impairments are recorded in the Gain (loss) from discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

Results from the discontinued operations for Winview and the related cash flows are as follows:

	For the year ended
	August 31, 2022 (As Restated)	August 31, 2021 (As Restated)
	$	$
Revenues
Revenue	135,160	3,543

Operating expenses
Salaries and wages	1,882,858	1,449,744
Consulting	945,397	524,971
Professional fees	468,408	584,149
Sponsorships and tournaments	150,512	15,133
Advertising and promotion	416,968	69,592
Office and general	518,540	411,636
Technology expenses	47,809	25,009
Amortization and depreciation	362,572	503,810
Impairment expense	936,562	705,331
Restructuring Costs	226,152	-
Interest expense	66,164	46,977
(Gain) loss on foreign exchange	(601)	-
Non-operational professional fees	1,613,831	846,475
Net income (loss) from discontinued operations	(7,500,012)	(5,179,284)

	For the year ended
	August 31, 2022	August 31, 2021

Net cash provided by (used in) operating activities	78,772	1,097,635
Net cash used in financing activities	(110,906)	(1,054,503)
Change in cash	(32,134)	43,132
Cash, beginning of period	52,746	9,614
Cash, end of period	20,612	52,746

UMG

The Company entered into an agreement on June 13, 2022, to sell certain assets of UMG for $100. On June 30, 2022, the Company completed the sale. Concurrently with the sale agreement the Company entered into a transition services agreement with the purchaser for a total value of $300,000 of which $262,000 has been recognized as additional purchase consideration in other receivables, with payments beginning July 31, 2022, and the remainder to be paid in full, 12 months following the first payment.

Accordingly, UMG results for the current and comparative periods have been presented as discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss. UMG revenue was previously categorized as Direct to consumer.

During the year ended August 31, 2020, the Company conducted a comprehensive review of its forecasts, considering various factors, including changes in market conditions and business outlook. The outcome of this review led to a revision of the forecasts associated with UMG.

As a result of the revised forecasts, the company recognized impairment losses on intangible assets and goodwill as of the acquisition date. This impairment reflects the updated assessment of the recoverable amounts, which are now lower than the carrying amounts.

The impairment losses recognized have been recognized in the consolidated statement of loss and comprehensive loss. For the year ended August 31, 2020, the breakdown of impairment losses between intangible assets and goodwill was $719,706 and $3,209,045, respectively. As the resulting fair value less cost to sell was determined to be $0, the impairment losses were limited to the lesser of the carrying value of the UMG CGU or the intangible assets and goodwill as of the measurement date. Intangible assets were further impaired as of August 31, 2021 and May 31, 2022 for $385,231 and $94,387, respectively.

During the quarter ended May 2022, the Company recognized impairment expense relating to assets not disposed of in connection with the UMG asset sale amounting to $457,514. The impairment expense reflects the reductions to $0 of the right of use asset of $209,934, leasehold improvements of $153,192 and intangible assets of $94,387. The impairment expense consisted of the excess of the asset’s carrying values over their fair values less costs of disposal (Notes 10, 14 and 15). These impairments are recorded in the Gain (loss) from discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss. The results for UMG were reflected in the Company’s Gaming segment prior to becoming a discontinued operation.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

Consideration transferred for the sale of UMG Games sales and the resulting gain on disposal was as follows:

Amount
$
Consideration received or receivable:
Cash consideration	100
Deferred cash consideration	262,000
Total disposal consideration	262,100
Carrying amount of net assets sold	(4,550)
Gain on disposal of UMG Assets	257,550

The net assets of UMG (the disposal group) as of the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Property and equipment	27,931
Total assets of disposal group	27,931

Carrying amount of liabilities directly associated with assets as at the date of sale:
Players liability account	23,381
Total liabilities of disposal group	23,381

Net assets of disposal group	4,550

Results from the discontinued operations for UMG and the related cash flows are as follows:

	For the year ended
	August 31, 2022 (As Restated)	August 31, 2021 (As Restated)
	$	$
Revenues
Revenue	596,126	449,857

Operating expenses
Salaries and wages	1,119,786	1,024,732
Consulting	-	-
Professional fees	(6,227)	253,147
Sponsorships and tournaments	713,031	420,537
Advertising and promotion	23,790	17,869
Office and general	97,666	145,866
Technology expenses	82,189	153,312
Amortization and depreciation	140,237	338,475
Impairment expense	457,514	385,231
Restructuring Costs	81,394	-
Interest expense	14,553	36,107
(Gain) loss on foreign exchange	19,974	(15,733)
Net income (loss) from discontinued operations	(2,147,781)	(2,309,686)

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

	For the year ended
	August 31, 2022	August 31, 2021

Net cash provided by (used in) operating activities	6,491	438,394
Net cash used in financing activities	(72,409)	(86,117)
Change in cash	(65,918)	352,277
Cash, beginning of period	175,296	(176,981)
Cash, end of period	109,378	175,296

Eden Games

The Company committed to a plan to sell Eden Games, S.A. (“Eden Games”) during the second quarter of fiscal 2022, following a strategic decision to focus the Company’s resources on the key revenue streams of software-as-a-service, and advertising. Eden Games was previously part of the Company’s Gaming segment. On April 6, 2022, the Company completed the sale of Eden Games.

Accordingly, Eden Games’ results for the current and comparative periods have been presented as discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss. Eden Games revenue was previously categorized as Games development.

Consideration transferred for the sale of Eden Games sales and the resulting gain on disposal was as follows:

Amount
$
Consideration received or receivable:
Cash consideration	15,357,803
Total disposal consideration	15,357,803
Carrying amount of net assets sold	(577,106)
Carrying amount attributable to non-controlling interests	208,598
Gain on disposal before income tax and reclassification of foreign currency translation reserve	14,989,295

Reclassification of foreign currency translation reserve	139,122

Gain on disposal of Eden Games	15,128,417

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The net assets of Eden Games (the disposal group) as of the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Cash	647,187
Accounts and other receivables	586,309
Government remittances	566,331
Prepaid expenses and other	36,124
Right-of-use assets	16,036
Property and equipment	41,132
Intangible assets	296,235
Goodwill	345,150
Total assets of disposal group	2,534,504

Carrying amount of liabilities directly associated with assets as at the date of sale:
Accounts payable	1,168,966
Accrued liabilities	750,388
Lease obligation, current	17,959
Long-term debt, current	20,085
Total liabilities of disposal group	1,957,398

Net assets of disposal group	577,106

Results of discontinued operations for Eden and the related cash flows are as follows:

	For the year ended
	August 31, 2022	August 31, 2021
	$	$
Revenues
Revenue	4,759,711	3,422,202

Operating expenses
Salaries and wages	2,113,180	3,384,577
Consulting	796,570	966,372
Office and general	265,125	565,340
Amortization and depreciation	224,349	1,377,550
Share-based payments	(93)	(49)
Interest expense	7,145	41,639
(Gain) loss on foreign exchange	39,350	(135,976)
Net income (loss) from discontinued operations	1,314,085	(2,777,251)

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

	For the year ended
	August 31, 2022	August 31, 2021
	$	$

Net cash provided by (used in) operating activities	509,166	444,640
Disposal of Eden	(647,187)	-
Net cash used in financing activities	(132,550)	(281,647)
Change in cash	(270,571)	162,993
Cash, beginning of period	270,571	107,578
Cash, end of period	-	270,571

Motorsport Group

On November 3, 2020, the Company, following a detailed strategic review in connection with the merger of Torque Esports, Frankly and WinView, announced that it has completed the sale of IDEAS+CARS, The Race Media, WTF1, Driver DataDB and Lets Go Racing (collectively the “Motorsport Group”) to Ideas + Cars Holdings Limited, a third party investment group based in the UK. As a result, the Company is eliminating its funding obligations related to the cost of maintaining and growing these auto media businesses and certain accrued liabilities. Accordingly, the operational results for this group have been presented as a discontinued operation.

Consideration transferred for the Motorsport Group was as follows:

Amount
$
Consideration received or receivable:
Accounts payable assumed	101,322
Deferred purchase consideration of LGR	333,503
Fair value of contingent consideration	1,321,281
Total disposal consideration	1,756,106
Carrying amount of net assets sold	(2,334,303)
Loss on disposal before income tax and reclassification of foreign currency translation reserve	(578,197)

Reclassification of foreign currency translation reserve	(100,734)
Loss on disposal of Motorsports	(678,931)

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

During the year ended August 31, 2022 the Company determined that $194,268 in receivables retained from the disposal of Motorsports was no longer collectible and those receivables have been expensed in gain (loss) on disposal of subsidiary.

The net assets of the Motorsport Group as of the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Cash and cash equivalents	(24,348)
Restricted cash	-
Accounts and other receivables	126,590
Government remittances	25,095
Prepaid expenses and other	24,113
Property and equipment	47,416
Intangible assets	3,066,457
Total assets of disposal group	3,265,323

Carrying amount of liabilities directly associated with assets as at the date of sale:
Accounts payable	508,881
Accrued liabilities	422,139
Total liabilities of disposal group	931,020

Net assets of disposal group	2,334,303

Results of discontinued operations for the Motorsports Group and PGL Nevada, (together, the “discontinued operations”) and the related cash flows are as follows:

	For the year ended
	August 31, 2022	August 31, 2021
	$	$
Revenues
Revenue	-	90,934

Operating expenses
Salaries and wages	-	212,546
Consulting	-	267,933
Professional fees	-	24,781
Sponsorships and tournaments	-	203,637
Advertising and promotion	-	1,740
Office and general	-	7,374
Technology expenses	-	86,590
Amortization and depreciation	-	201,335
Interest expense	-	572
(Gain) loss on foreign exchange	5,256	29,535
Gain on extinguishment of liabilities	(1,105,023)	-
Net income (loss) from discontinued operations	1,099,767	(945,109)

	For the year ended
	August 31, 2022	August 31, 2021
	$	$

Net cash provided by (used in) operating activities	-	(92,652)
Disposal of Motorsports	-	24,348
Change in cash	-	(68,304)
Cash, beginning of period	-	68,304
Cash, end of period	-	-

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

27. Discontinued operations

On November 3, 2020, the Company, following a detailed strategic review in connection with the merger of Torque Esports, Frankly and WinView, announced that it has completed the sale of IDEAS+CARS, The Race Media, WTF1, Driver DataDB and Lets Go Racing (collectively the “Motorsport Group”) to Ideas + Cars Holdings Limited, a third party investment group based in the UK. As a result, the Company is eliminating its funding obligations related to the cost of maintaining and growing these auto media businesses and certain accrued liabilities. Accordingly, the operational results for this group have been presented as a discontinued operation.

Consideration transferred for the Motorsport Group was as follows:

Amount
$
Consideration received or receivable:
Accounts payable assumed	101,322
Deferred purchase consideration of LGR	333,503
Fair value of contingent consideration	1,321,281
Total disposal consideration	1,756,106
Carrying amount of net assets sold	(2,334,303)
Loss on disposal before income tax and reclassification of foreign currency translation reserve	(578,197)

Reclassification of foreign currency translation reserve	(100,734)
Loss on disposal of Motorsports	(678,931)

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The net assets of the Motorsport Group as of the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Cash and cash equivalents	(24,348)
Restricted cash	-
Accounts and other receivables	126,590
Government remittances	25,095
Prepaid expenses and other	24,113
Property and equipment	47,416
Intangible assets	3,066,457
Total assets of disposal group	3,265,323

Carrying amount of liabilities directly associated with assets as at the date of sale:
Accounts payable	508,881
Accrued liabilities	422,139
Total liabilities of disposal group	931,020

Net assets of disposal group	2,334,303

The operating results of the Motorsports Group and PGL Nevada, (together, the “discontinued operations”) for the years ended August 31, 2021, and 2020 are presented as follows:

	For the year ended
	Aug 31, 2021	Aug 31, 2020
	$	$
Revenues
Advertising revenue	90,934	562,534

Operating expenses
Salaries and wages	212,546	815,304
Consulting	267,933	1,014,940
Professional fees	24,781	219,369
Sponsorships and tournaments	203,637	3,697,046
Advertising and promotion	1,740	30,808
Office and general	7,374	155,464
Technology expenses	86,590	163,534
Amortization and depreciation	201,335	341,668
Share-based payments	-	-
Interest expense	572	1,162
(Gain) loss on foreign exchange	29,535	(16,550)
Net loss from discontinued operations	(945,109)	(5,860,211)

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The net cash flows from discontinued operations for the years ended August 31, 2021, and 2020 are as follows:

	For the year months ended
	Aug 31, 2021	Aug 31, 2020
	$	$

Net cash provided by (used in) operating activities	(92,652)	85,693
Disposal of Motorsports	24,348	-
Change in cash	(68,304)	85,693
Cash, beginning of period	68,304	(17,389)
Cash, end of period	-	68,304